Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	4.63367%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,409,275.73

Principal:
Principal Collections	$27,155,970.09
Prepayments in Full	$14,138,048.08
Liquidation Proceeds	$492,246.33
Recoveries	$171,683.54
Sub Total	$41,957,948.04
Collections	$46,367,223.77

Purchase Amounts:
Purchase Amounts Related to Principal	$18,110.04
Purchase Amounts Related to Interest	$63.06
Sub Total	$18,173.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,385,396.87

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	14
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,385,396.87
Servicing Fee	$914,564.11	$914,564.11	$0.00	$0.00	$45,470,832.76
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,470,832.76
Interest - Class A-2a Notes	$585,512.60	$585,512.60	$0.00	$0.00	$44,885,320.16
Interest - Class A-2b Notes	$564,176.66	$564,176.66	$0.00	$0.00	$44,321,143.50
Interest - Class A-3 Notes	$1,848,458.33	$1,848,458.33	$0.00	$0.00	$42,472,685.17
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$42,198,685.17
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,198,685.17
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$42,024,995.17
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,024,995.17
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$42,024,995.17
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,024,995.17
Regular Principal Payment	$39,651,290.35	$39,651,290.35	$0.00	$0.00	$2,373,704.82
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,373,704.82
Residual Released to Depositor	$0.00	$2,373,704.82	$0.00	$0.00	$0.00
Total		$46,385,396.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$39,651,290.35
Total					$39,651,290.35

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,826,398.36	$72.75	$585,512.60	$1.95	$22,411,910.96	$74.70
Class A-2b Notes	$17,824,891.99	$72.75	$564,176.66	$2.30	$18,389,068.65	$75.05
Class A-3 Notes	$0.00	$0.00	$1,848,458.33	$3.39	$1,848,458.33	$3.39
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$39,651,290.35	$25.11	$3,445,837.59	$2.18	$43,097,127.94	$27.29

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$162,642,388.91	0.5421413	$140,815,990.55	0.4693866
Class A-2b Notes	$132,824,617.60	0.5421413	$114,999,725.61	0.4693866
Class A-3 Notes	$545,000,000.00	1.0000000	$545,000,000.00	1.0000000
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$999,407,006.51	0.6329607	$959,755,716.16	0.6078481

Pool Information
Weighted Average APR	4.808%	4.813%
Weighted Average Remaining Term	46.88	46.10
Number of Receivables Outstanding	34,099	33,405
Pool Balance	$1,097,476,937.61	$1,055,006,499.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,030,985,963.81	$991,334,673.46
Pool Factor	0.6498579	0.6247095

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$63,671,825.77
Targeted Overcollateralization Amount	$95,250,783.07
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$95,250,783.07

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$666,063.84
(Recoveries)		25	$171,683.54
Net Loss for Current Collection Period			$494,380.30
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5406%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3072%
Second Prior Collection Period			0.3568%
Prior Collection Period			0.3391%
Current Collection Period			0.5512%
Four Month Average (Current and Prior Three Collection Periods)			0.3886%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		960	$5,222,961.69
(Cumulative Recoveries)			$499,882.01
Cumulative Net Loss for All Collection Periods			$4,723,079.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2797%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,440.59
Average Net Loss for Receivables that have experienced a Realized Loss			$4,919.87

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.84%	212	$8,851,529.22
61-90 Days Delinquent	0.14%	39	$1,452,911.55
91-120 Days Delinquent	0.03%	8	$317,934.22
Over 120 Days Delinquent	0.03%	6	$296,370.36
Total Delinquent Receivables	1.03%	265	$10,918,745.35

Repossession Inventory:
Repossessed in the Current Collection Period		17	$755,706.38
Total Repossessed Inventory		37	$1,574,849.47

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1149%
Prior Collection Period			0.1408%
Current Collection Period			0.1587%
Three Month Average			0.1381%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1959%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	14

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	84	$3,474,442.37
2 Months Extended	183	$7,646,669.66
3+ Months Extended	33	$1,401,128.51

Total Receivables Extended	300	$12,522,240.54
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer